Note 9 - Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK

Advances from Federal Home Loan Bank are collateralized by FHLB stock and pledges of certain residential mortgage loans and are summarized as follows:

		December 31
Maturity	Rate	2012	2011
February 2012	0.14%	-	4,000
March 2012	0.14%	-	4,000
January 2013	0.18%	7,000	-
February 2013	Variable (0.36% at December 31, 2012)	5,000	-
September 2013	4.75%	-	10,000
June 2014	3.92%	-	2,000
July 2015	2.32%	10,000	-
July 2015	2.91%	2,000	-
October 2016	4.25%	5,000	5,000
November 2016	4.08%	5,000	5,000
January 2017	4.35%	5,000	5,000
January 2017	4.40%	5,000	5,000
January 2017	4.46%	5,000	5,000
January 2017	4.60%	5,000	5,000
March 2018	2.33%	5,000	5,000
April 2018	3.03%	5,000	5,000
		$64,000	$60,000

Each of the fixed rate advances is subject to early termination options.  The Federal Home Loan Bank reserves the right to terminate each agreement at an earlier date.